Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2022
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

12. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Accrued payroll	16,843,567	1,030,216	149,369
Tax payables	155,211,471	47,276,768	6,854,487
Payable to suppliers	32,100,134	52,627,693	7,630,298
Payable to external service providers	77,657,212	55,247,794	8,010,177
Payable to funding partner	22,694,769	84,635,053	12,270,929
Business deposits	8,828,980	7,959,080	1,153,958
Others	63,531,681	46,898,371	6,799,623
	376,867,814	295,674,975	42,868,841